PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The following table presents the change in the balance of property, plant and equipment for the six-month period ended June 30, 2023 and the twelve-month period ended December 31, 2022:

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Gross carrying amount
Balance at beginning of period	$21,980	$20,342
Additions (cash and non-cash)	1,395	2,110
Dispositions	(443)	(466)
Acquisitions through business combinations (1)	255	1,241
Assets reclassified as held for sale (2)	(441)	(287)
Foreign currency translation and other	262	(960)
Balance at end of period	$23,008	$21,980
Accumulated depreciation and impairment
Balance at beginning of period	$(6,087)	$(5,017)
Depreciation/depletion/impairment expense	(932)	(1,626)
Dispositions	170	245
Assets reclassified as held for sale (2)	224	149
Foreign currency translation and other	(87)	162
Balance at end of period	$(6,712)	$(6,087)
Net book value (3)	$16,296	$15,893
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(1)See Note 3 for additional information.
(2)See Note 9 for additional information.
(3)Includes right-of-use assets of $1,456 million as at June 30, 2023 (December 31, 2022: $1,490 million).